SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Dec. 31, 2013	Mar. 31, 2013
Subsequent Events [Abstract]
Subsequent Events [Text Block]
NOTE 16 -        SUBSEQUENT EVENTS

Common shares issued in lieu of cash in payment of derivative interest expense
The Derivative Interest Liability Common Shares were issued during January 2014 in payment of those amounts listed as a current liability as of the Current Balance Sheet Date under the line item “Preferred Share Derivative Interest Payable”.

Common Stock sold pursuant to the LPC Purchase Agreement
Subsequent to the Current Balance Sheet Date and up to February 5, 2013 (the latest practicable date), a total of 11,275,832 shares of Common Stock were sold pursuant to the LPC Purchase Agreement inclusive of purchase and commitment shares.

For further details on the LPC Agreement and LPC Registration Rights Agreement, please refer to the Current Report on Form 8-K filed with the SEC on April 22, 2013, with such filing being herein incorporated by reference.    A Registration Statement on Form S-1 was filed with the SEC on April 25, 2013 and declared effective by the SEC on May 9, 2013.  A post-effective amendment to the Registration Statement was filed with the SEC and declared effective on June 26, 2013.

Conversion of Series C to Common
On February 3, 2014, pursuant to the Certificate of Designations of the Company’s Series C Preferred Stock, an automatic conversion of all outstanding shares of the Series C Preferred Stock occurred.  A total of 167,836 shares of Common Stock were issued pursuant to the automatic conversion, consisting of 167,106 shares issued in relation to the conversion of a total of 24 shares of Series C Preferred Stock into Common Stock and 730 shares issued in lieu of cash in payment of derivative interest expense totaling $160 due and owing to the holder of the Series C Preferred shares being converted for the month of January 2014.  After this automatic conversion, there were no outstanding shares of Series C Preferred Stock.

Designation of new Series I Preferred Stock
On February 6, 2014, the Company filed a Certificate of Designations (the “COD”) with the Nevada Secretary of State designating a new series of convertible preferred stock - Series I Preferred Stock (the “I Preferred Stock”) and setting forth the various rights, preferences, restrictions and other matters related to the I Preferred Stock.  500 shares were designated as I Preferred Stock.  Each share of I Preferred Stock has a Stated Value of $100,000 and is convertible at the option of the holder thereof (the “Holder”) into such number of shares of Common Stock determined by dividing the Stated Value of such share of I Preferred Stock by the Conversion Price (currently $0.07, subject to adjustment pursuant to the terms of the COD).  Each share of I Preferred is entitled to vote along with the holders of Common Stock and each share is entitled to votes equal to the number of shares of Common Stock into which they are convertible. Holders are entitled to dividends if and when declared in an amount equal to the dividend he or she would have been entitled to receive upon conversion, in full, of one share of Series I Preferred in to Common Stock.  Upon any liquidation, dissolution or winding-up of the Company, each Holder is entitled to receive, pari passu and pro rata with the holders of Common Stock, out of the assets of the Company an amount equal to the amount distributable with regard to the number of shares of Common Stock into which the shares of Series I Preferred Stock held by the Holder are convertible.

The foregoing description of the Certificate of Designations is qualified in its entirety by reference to the full text of the Certificate of Designations, which is included as Exhibit 4.1 to the Current Report on Form 8K filed with the SEC on February 7, 2014 with such filing being herein incorporated in its entirety by reference.

Amendment of Mikah and Treppel Notes
On February 7, 2014, the Company, and Elite Laboratories, Inc., its wholly-owned subsidiary, amended the following convertible promissory notes: (i) an August 1, 2013 Secured Convertible Note to Mikah Pharma LLC (“Mikah”) due August 1, 2016 in the principal amount of  $10,000,000 (the “Mikah Note”), and (ii) a November 21, 2013 Convertible Note to Jerry Treppel due November 21, 2016 in the principal amount of  $600,000 (the “Treppel Note” and, together with the Mika Note, the “Notes”).  Mikah is owned by the Company’s CEO and President and Mr. Treppel is a director of the Company.  Generally, the Notes were amended to make them convertible into shares of the Company’s newly created Series I Convertible Preferred Stock.  For a description of this new series of preferred stock, please see “Item 5.03” below.  The Mikah Note also was amended to make it immediately exercisable.

The foregoing description of the Amendments to the Notes is qualified in its entirety by reference to the full text of the Amendments, copies of which are attached as Exhibits 10.1 and 10.2, respectively, to the Current Report on Form 8K filed with the SEC on February 7, 2014 and are incorporated herein in their entirety by reference.

Conversion of Mikah and Treppel Notes Payable to Series I
On February 7, 2014, Mikah converted the entire Mikah Note into 100 shares of I Preferred Stock and Treppel converted the entire Treppel Note into 4.242 shares of the Company’s Series I Convertible Preferred Stock.  We relied on the exemption from registration provided by Section 4(a)(2) of the Securities Act of 1933.

Common shares issued pursuant to the exercise of cash warrants
Subsequent to the Current Balance Sheet date and through February 5, 2014 (the latest practicable date), the Company issued a total of 2,416,334 shares of common stock pursuant to the exercise of cash warrants.  Proceeds received from such warrant exercises totaled $151,021.

Sale of New Jersey State Net Operating Losses
In January 2014, Elite Laboratories Inc., a wholly owned subsidiary of Elite Pharmaceuticals Inc. received final approval from the New Jersey Economic Development Authority for the sale of New Jersey net operating losses with net tax benefits equal to $332,424 under the Technology Business Tax Certificate Transfer Program.  The Company sold the net operating loss approved for sale at a transfer price equal to ninety two cents for every benefit dollar.  The proceeds of such sale, totaling $295,710, were received by Elite Laboratories Inc. during February 2014.

NOTE 29 -	SUBSEQUENT EVENTS
The Company has evaluated subsequent events from the balance sheet date through June 21, 2013, the date the accompanying financial statements were issued. The following are material subsequent events:

Common shares issued in lieu of cash in payment of derivative interest expense due as of March 31, 2013
Derivative interest expense related to the Preferred Share derivatives due and payable as of March 31, 2013 were paid during April 2013 through the issuance of 358,663 shares of common stock.

Purchase Agreement with Lincoln Park Capital
On April 19, 2013 (subsequent to the end of Fiscal 2013), the Company entered into a purchase agreement (the “Lincoln Park Purchase Agreement”), together with a registration rights agreement (the “Lincoln Park Registration Rights Agreement”) with Lincoln Park Capital Fund, LLC (“Lincoln Park”).

Under the terms and subject to the conditions of the Lincoln Park Purchase Agreement, the Company has the right to sell to, and Lincoln Park is obligated to purchase up to $10 million in shares of the Company’s common stock (“Common Stock”), subject to certain limitations, from time to time, over the 36-month period commencing on May 9, 2013, the date that the registration statement which the Company agreed to file with the SEC pursuant to the Lincoln Park Registration Rights Agreement was declared effective by the SEC. The Company may direct Lincoln Park, at its sole discretion and subject to certain conditions, to purchase stock in amounts up to $80,000 on any single business day so long as at least two business days have passed since the most recent purchase, increasing to up to $500,000 per purchase, depending upon the closing sale price of the Common Stock. The purchase price of shares of Common Stock related to the future funding will be based on the prevailing market prices of such shares at the time of sales (or over a period of up to 12 business days leading up to such time), but in no event will shares be sold to Lincoln Park on a day the Common Stock closing price is less than the floor price of $0.07 per share, subject to adjustment. The Company’s sales of shares of Common Stock to Lincoln Park and its affiliates, at any single point in time, of more than 9.99% of the then outstanding shares of the Common Stock.

In connection with the Purchase Agreement, the Company issued to Lincoln Park 2,929,115 shares of Common Stock and is required to issue up to 2,929,115 additional shares of Common Stock pro rata as the Company requires Lincoln Park to purchase the Company’s shares under the Lincoln Park Purchase Agreement over the term of the agreement. Lincoln Park represented to the Company, among other things, that it was an “accredited investor” (as such term is defined in Rule 501(a) of Regulation D under the Securities Act of 1933, as amended (the “Securities Act”)), and the Company sold the securities in reliance upon an exemption from registration contained in Section 4(2) under the Securities Act. The securities sold may not be offered or sold in the United States absent registration or an applicable exemption from registration requirements.

The Lincoln Park Purchase Agreement and the Lincoln Park Registration Rights Agreement contain customary representations, warranties, agreements and conditions to completing future sale transactions, indemnification rights and obligations of the parties. The Company has the right to terminate the Lincoln Park Purchase Agreement at any time, at no cost or penalty. Actual sales of shares of Common Stock to Lincoln Park under the Lincoln Park Purchase Agreement will depend on a variety of factors to be determined by the Company from time to time, including, without limitation, market conditions, the trading price of the Common Stock and determinations by the Company as to appropriate sources of funding for the Company and its operations. There are no trading volume requirements or restrictions under the Lincoln Park Purchase Agreement. Lincoln Park has no right to require any sales by the Company, but is obligated to make purchases from the Company as it directs in accordance with the Lincoln Park Purchase Agreement. Lincoln Park has convenanted not to cause or engage in any manner whatsoever, any direct or indirect short selling or hedging of our shares.

The net proceeds under the Purchase Agreement to the Company will depend on the frequency and prices at which the Company sells shares of its stock to Lincoln Park. The Company expects that any proceeds received by the Company from such sales to Lincoln Park under the Lincoln Park Purchase Agreement will be used for general corporate purposes and working capital requirements.

The foregoing descriptions of the Lincoln Park Purchase Agreement and the Lincoln Park Registration Rights Agreement are qualified in their entirety by reference to the full text of the Lincoln Park Purchase Agreement and the Lincoln Park Registration Rights Agreement, copies of which are attached as Exhibit 10.1 and Exhibit 10.2, respectively, to the Current Report on Form 8-K filed with the SEC on April 22, 2013, with such filing and each exhibit being incorporated herein in its entirety by reference. The representations, warranties and covenants contained in such agreements were made only for purposes of such agreements and as of specific dates, were solely for the benefit of the parties to such agreements, and may be subject to limitations agreed upon by the contracting parties, including being qualified by confidential disclosures exchanged between the parties in connection with execution of the agreements.

A Securities Registration on Form S-1 was filed with the SEC on April 25, 2013 and declared effective by the SEC on May 9, 2013 (the “Lincoln Park Registration Statement”), with such filing being herein incorporated by reference. The requisite Prospectus was filed with the SEC on May 10, 2013, with such filing being herein incorporated by reference.

Issuance of Series G Preferred Stock and Conversion of Series C Preferred Stock
On April 18, 2013, the Company filed a Certificate of Designations with the Nevada Secretary of State designating a new series of convertible preferred stock – Series G Preferred Stock (the “G Preferred Stock”) and setting forth various rights, preferences, restrictions and other matters related to the G Preferred Stock. 1,375 shares were designated as G Preferred Stock, the same number of the then outstanding shares of the Company’s Series C Preferred Stock. On April 19, 2013, the holders of substantially all of the Company’s Series C Preferred Stock exchanged all of their shares of Series C Preferred Stock for an identical number of shares of G Preferred Stock. The various rights, preferences, restrictions and other terms of the G Preferred Stock are substantially the same as those of the Series C Preferred Stock, except that the conversion price of the G Preferred was changed. The foregoing description of the Certificate of Designations is qualified in its entirety by reference to the full text of the Certificate of Designations attached as Exhibit 4.1 to the Current Report on Form 8-K filed with the SEC on April 22, 2013, with such filing and exhibit being herein incorporated by reference.

Conversion of Series G to Common
During the period beginning on April 1, 2013 and up to June 21, 2013, an aggregate of 266 shares of G Preferred Stock were converted into Common Stock, with an aggregate of 3,800,000 shares of Common Stock being issued accordingly.

Shares issued to Lincoln Park
During the period beginning on April 1, 2013 and up to June 21, 2013, an aggregate of 4,785,084 shares of Common Stock were issued to Lincoln Park in accordance with sales of Common Stock made pursuant to the Lincoln Park Purchase Agreement together with the Lincoln Park Registration Rights Agreement.

Initial Shipment of Phentermine Capsules
On April 11, 2013, the Company made the initial shipment of Phentermine HCl capsules 15mg and 30mg, under the license, manufacturing and supply agreement with its sales and marketing partner, triggering a milestone payment. Elite’s sales and marketing partner will distribute the product as part of a multi-product distribution agreement.

A Current Report on Form 8-K was filed with the SEC on April 11, 2013, with such filing being herein incorporated by reference.

Issuance of U.S. Patent for Abuse Resistant Drug Formulation
On April 23, 2013, the Company announced the issuance of U.S. Patent No. 8,425,933, entitled “Abuse-Resistant Oral Dosage Forms and Method of Use Thereof” by the United States Patent and Trademark Office. This is the second issued U.S. patent covering Elite’s abuse resistant technology for opioid products. Elite has additional patents pending in the U.S., Canada and Europe.

A Current Report on Form 8-K was filed with the SEC on April 23, 2013, with such filing being herein incorporated by reference.

Change in Executive Leadership
Effective May 24, 2013, Mr. Chris Dick stepped down as the Company’s President and Chief Operating Officer and as a member of the Board of Directors. Mr. Dick will remain as a consultant with Elite to ensure a smooth transition while the Board of Directors conducts a search for a permanent replacement.

A Current Report on Form 8-K was filed with the SEC on May 21, 2013, with such filing being herein incorporated by reference.

Filing of Citizen Petition with the FDA
On June 10, 2013, the Company submitted a Citizen Petition to the U.S. Food and Drug Administration (the “FDA”) requesting that the FDA make a determination that (a) it is suitable to use the currently approved and marketed ANDA product (ANDA 078648, generic to Drixoral brand) as the Reference Listed Drug (“RLD”) since the current RLD Drixoral brand is no longer available in the marketplace, and (b) that this currently approved and marketed ANDA product is suitable to use as a RLD for an equivalent active ingredient comprised of a different salt.

The filing of the Citizen Petition represents another step forward in the Company’s continuing efforts to reintroduce its extended release brompheniramine maleate and pseudoephedrine hydrochloride to the marketplace.

Citizen petitions are filed to ask that the FDA take, or refrain from taking, a particular action. Any person may file a citizen petition, and any person may comment on a petition that has been filed. Petitions are governed by and must comply with FDA regulations, specifically 21 C.F.R §10.30, as well as the Federal Food, Drug and Cosmetic Act, specifically §355(q), when applicable.

The Company cannot predict when or if the FDA will respond to, or otherwise take any action with respect to, the Citizen Petition.